STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
STOCK OPTIONS AND WARRANTS
STOCK OPTIONS AND WARRANTS

NOTE 15: STOCK OPTIONS AND WARRANTS

Options to purchase common stock are granted at the discretion of the Board of Directors, a committee thereof or, subject to defined limitations, an executive officer of the Company to whom such authority has been delegated. Options granted to date generally have a contractual life of ten years.

The stock option activity for three months ended March 31, 2023 and year ended December 31, 2022 respectively is as follows:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2021	10,960,715	$0.37
Granted	14,400,000	0.0405
Exercised	(500,000)	0.002
Expired or canceled	(5,000,000)	0.057
Outstanding at December 31, 2022	19,860,715	$0.049
Granted	-	-
Exercised	-	-
Expired	-	-
Balance March 31, 2023	19,860,715	$0.049

The following table summarizes the changes in options outstanding, option exercisability and the related prices for the shares of the Company’s common stock issued to employees and consultants under a stock option plan at March 31, 2023:

As of March 31, 2023

	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	8.5	$0.049	18,341,741	$0.049

As of December 31, 2022

	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	9.0	$0.049	18,341,741	$0.049

The Company determined the value of share-based compensation for options vested using the Black-Scholes fair value option-pricing model with the following weighted average assumptions:

	March 31,	December 31,
	2023	2022
Expected life (years)	-	10
Risk-free interest rate (%)	-	3.96
Expected volatility (%)	-	229
Dividend yield (%)	-	-
Weighted average fair value of shares at grant date	$-	$1.74

For the three months ended March 31, 2023 and 2022 stock-based compensation expense related to vested options was $103,822 and $188,918 respectively.

Warrants

The following table summarizes warrant activity during the year ended December 31, 2022 and the three months ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	3,025,000	$0.71
Granted	519,247	0.31
Forfeited/Cancelled	-	-
Exercised	-	-
Outstanding at December 31, 2022	3,544,247	$0.65
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at March 31, 2023	3,544,247	0.65

All outstanding warrants are exercisable at March 31, 2023 and there was no unrecognized stock-based compensation expense related to warrants.

NOTE 15: STOCK OPTIONS AND WARRANTS

Options to purchase common stock are granted at the discretion of the Board of Directors, a committee thereof or, subject to defined limitations, an executive officer of the Company to whom such authority has been delegated. Options granted to date generally have a contractual life of ten years.

The stock option activity for years ended December 31, 2022 and 2021 is as follows:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2020	10,300,000	$0.36
Granted	2,960,715	0.60
Exercised	300,000	0.35
Expired or canceled	(2,000,000)	0.75
Outstanding at December 31, 2021	10,960,715	$0.37
Granted	14,400,000	0.0405
Exercised	(500,000)	0.002
Expired or Canceled	(5,000,000)	0.057
Outstanding December 31, 2022	19,860,715	$0.049

The following table summarizes the changes in options outstanding, option exercisability and the related prices for the shares of the Company’s common stock issued to employees and consultants under a stock option plan at December 31, 2022 and 2021: 3,000,000 in 2022 and 2,000,000 in 2021 in options issued to John Huemoeller were canceled to allow for issuances to other employees.

As of December 31, 2022

	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.15	19,860,715	9.0	$0.049	18,341,741	$0.049

As of December 31, 2021

	Options Outstanding			Options Exercisable
Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.37	10,960,715	8.5	$0.37	8,227,380	$0.37

The Company determined the value of share-based compensation for options vested using the Black-Scholes fair value option-pricing model with the following weighted average assumptions:

	December 31,	December 31,
	2022	2021
Expected life (years)	10	10
Risk-free interest rate (%)	3.96	1.74
Expected volatility (%)	229	190
Dividend yield (%)	-	-
Weighted average fair value of shares at grant date	$1.74	$1.74

For the years ended December 31, 2022 and 2021 stock-based compensation expense related to vested options was $1,107,493 and $1,143,730 respectively.

Warrants

The following table summarizes warrant activity during the year ended December 31, 2022 and 2021:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2020	-	$-
Granted	3,025,000	0.71
Forfeited/Cancelled	-	-
Exercised	-	-
Outstanding at December 31, 2021	3,025,000	$0.71
Granted	519,247	0.31
Exercised
Outstanding at December 31, 2022	3,544,247	$0.65

All outstanding warrants are exercisable at December 31, 2022 and there was no unrecognized stock-based compensation expense related to warrants.